Fair Value Measurements - Summary of Change in the Fair Value of the Warrants (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Private Placement Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance, beginning of period	$ 9	$ 107	$ 107	$ 2,133
Change in fair value	$ 1	$ (54)	$ (98)	$ (2,026)
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Fair Value Adjustment of Warrants	Fair Value Adjustment of Warrants	Fair Value Adjustment of Warrants	Fair Value Adjustment of Warrants
Balance, end of period	$ 10	$ 53	$ 9	$ 107
Public Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance, beginning of period	17	415	415	2,701
Change in fair value	$ 2	$ 185	$ (398)	$ (2,286)
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Fair Value Adjustment of Warrants	Fair Value Adjustment of Warrants	Fair Value Adjustment of Warrants	Fair Value Adjustment of Warrants
Balance, end of period	$ 19	$ 600	$ 17	$ 415
Term Loan Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance, beginning of period	392	1,226	1,226	0
Change in fair value	$ 101	$ (188)	$ (1,636)	$ (4,010)
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Fair Value Adjustment of Warrants	Fair Value Adjustment of Warrants	Fair Value Adjustment of Warrants	Fair Value Adjustment of Warrants
Balance, end of period	$ 493	$ 1,038	$ 392	$ 1,226
Issued in connection with Equity Offering / Issued in Connection with Term Loan			0	5,236
Amended in connection with Second Amendment			802	$ 0
Common Stock Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance, beginning of period	2,707	$ 0	0
Change in fair value	$ 620		$ (548)
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Fair Value Adjustment of Warrants		Fair Value Adjustment of Warrants	Fair Value Adjustment of Warrants
Balance, end of period	$ 3,327		$ 2,707	$ 0
Issued in connection with Equity Offering / Issued in Connection with Term Loan			$ 3,255